REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES

NOTE 23 — REVENUES

The breakdown of revenues for the years ended December 31, 2022 and 2021 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Years Ended December 31,
	2022	2021 As restated
Campus Revenue
– Sale of goods	$2,527,590	$3,102,210
– Rendering of services	2,110,531	—
Campus sub-total	4,638,121	3,102,210
Education Revenue
– Digital	8,011,319	5,192,594
– In-Person	5,544,176	—
Education sub-total	13,555,495	5,192,594
Total Revenue	$18,193,616	$8,294,804